TAXES OTHER THAN INCOME TAX - CONSUMPTION TAX (Details)	Jan. 13, 2015 ¥ / T
Gasoline
Disclosure of Petroleum reserves [line items]
Tax Rate of Products	2,109.76
Diesel
Disclosure of Petroleum reserves [line items]
Tax Rate of Products	1,411.20
Naphtha
Disclosure of Petroleum reserves [line items]
Tax Rate of Products	2,105.20
Solvent oil
Disclosure of Petroleum reserves [line items]
Tax Rate of Products	1,948.64
Lubricant oil
Disclosure of Petroleum reserves [line items]
Tax Rate of Products	1,711.52
Fuel oil
Disclosure of Petroleum reserves [line items]
Tax Rate of Products	1,218.00
Jet fuel oil
Disclosure of Petroleum reserves [line items]
Tax Rate of Products	1,495.20